Intangible assets, net	9 Months Ended
Sep. 30, 2023
Intangible assets, net
Intangible assets, net
5.	Intangible assets, net

Intangible assets, net, consist of the following:

	As of	As of
	December 31,	September 30,
	2022	2023
	RMB	RMB
Purchased software	11,055	11,055
Total cost	11,055	11,055
Less: accumulated amortization	(5,518)	(6,412)
Intangible assets, net	5,537	4,643

Amortization expense recognized for the nine months ended September 30, 2022 and 2023 was RMB789 and RMB894 respectively.

Estimated amortization expense of the existing intangible assets is as follows:

RMB
Three months ending December 31, 2023	323
2024	1,064
2025	1,048
2026	776
2027	623
Thereafter	809
Total	4,643